Note 25 - Contingencies	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of contingencies [text block]
2 5 .	Contingen cies

On
February 26, 2018,
the Company’s former Chief Executive Officer, Phillip Comberg, filed a legal claim alleging the Company committed a repudiatory breach of his service agreement in connection with the termination of his employment on
October 4, 2017.
Mr. Comberg is claiming damages of
£615,600
related to the notice period in his service agreement,
£540,000
related to shares in the Company he alleges were due to him, and other unquantified amounts related to bonuses and past services fees alleged to be due. On
April
9,2018,
the Company filed a defense and counterclaim, denying that a repudiatory breach was committed by the Company and denying the other claims asserted by Mr. Comberg, claiming that Mr. Comberg was terminated for cause.

On
November 26, 2018,
the Company agreed to a settlement of the counterclaims against Mr. Comberg for an undisclosed amount.
No
settlement has been reached with respect to Mr. Comberg’s claim. The Company continues to strongly deny and defend the claim.

As the outcome of the litigation is uncertain, very much dependent upon uncertain future determinations by third
parties, and the amount of any liability cannot be reliably measured, no
provision has been made in these financial statements in respect of this matter.